CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Income from continuing operations	$ 66,891	$ 38,718	$ 6,304
Adjustments for:
Amortization and depreciation (Note 12,13)	138,130	122,882	72,247
Deferred income tax (Note 11)	(41,843)	(40,763)	(4,925)
Current income tax (Note 11)	88,768	97,122	49,894
Share of loss in associates (Note 10)	15,841	1,306	69,317
Reversal of previous impairment /(impairment loss) (Note 12)	(3,065)	16,638
Income/(Loss) on disposals of property, plant and equipment	3,210	21	(174)
Unpaid concession fees	44,159	40,548	32,130
Changes in liability for Brazil concessions (Note 9)	98,122	107,408	2,039
Interest expense (Note 9)	115,223	118,219	69,228
Other financial results, net	(28,955)	402	(3,538)
Loss on disposals of subsidiaries		897
Net foreign exchange (Note 9)	59,221	26,383	90,799
Other accruals	7,033	(3,196)	19,525
Acquisition of Intangible assets (Note 12,28)	(255,488)	(179,900)	(137,612)
Income tax paid	(105,716)	(20,083)	(50,555)
Changes in working capital (Note 28)	(250,953)	(153,830)	(171,086)
Net cash used in/ (provided by) operating activities	(49,422)	172,772	43,593
Net cash used in discontinued operating activities (Note 29)		(8,155)	(41,969)
Cash flows from investing activities
Net cash from acquisition of subsidiaries			(39,921)
Acquisition of/(cash contribution in) associates		10	(56,262)
Acquisition/capitalized construction expenses			(306)
Acquisition of other financial assets	(51,202)	(2,401)	(23,475)
Disposals of other financial assets	31,608	11,575
Purchase of Property, plant and equipment (Note 13)	(11,503)	(10,391)	(8,185)
Acquisition of Intangible assets (Note 12)	(1,664)	(848)	(386)
Net cash inflow on disposal of discontinued operations (Note 29)		10,381	34,033
Net cash inflow on disposal of subsidiaries/associates		6,988
Loans with related parties	(12,762)	20,261	3,026
Proceeds from sale of Property, plant and Equipment	175	269	5,097
Others	186
Net cash used in/ (provided by) investing activities	(45,162)	35,844	(86,379)
Net cash used in discontinued investing activities (Note 29)		(8,093)	(183,561)
Cash flows from financing activities
Proceeds from cash contributions (Note 24)	6,600	29,512	8,303
Refund of cash contributions (Note 24)	(28,893)
Proceeds from borrowings	594,439	52,099	286,839
Release of restricted cash	30,873
Loans paid (Note 21)	(250,276)	(142,693)	(157,120)
Interest paid (Note 21)	(106,953)	(48,564)	(38,334)
Guarantee deposit (Note 16)	(92,999)
Dividends distribution	(23,836)	(49,733)	(76,875)
Net cash provided by/ (used in) financing activities	128,955	(159,379)	22,813
Net cash provided by discontinued financing activities (Note 29)			196,727
Increase in cash and cash equivalents from continuing operations	34,371	49,237	(19,973)
Decrease in cash and cash equivalents from discontinued operations (Note 29)		(16,248)	(28,803)
Cash and cash equivalents
At the beginning of the year (Note 20)	182,116	153,889	217,133
Exchange rate income or (loss) on cash and cash equivalents	5,114	(4,762)	(14,468)
Increase in cash and cash equivalents from continuing operations	34,371	49,237	(19,973)
Decrease in cash and cash equivalents from discontinued operations		(16,248)	(28,803)
At the end of the year (Note 20)	$ 221,601	$ 182,116	$ 153,889